August 1997
ACC00003 (8/97)

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                 T  A  B  L  E   O  F   C  O  N  T  E  N  T  S
--------------------------------------------------------------------------------

                                                                           PAGE
2
         WRL SERIES LIFE ACCOUNT
           Statements of Assets, Liabilities and Equity Accounts  ......      1
           Statements of Operations    .................................      1
           Statements of Changes in Equity Accounts   ..................      5
           Selected Per Unit Data and Ratios    ........................      8
           Notes to Financial Statements  ..............................     13

WRL SERIES LIFE ACCOUNT
STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
At June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                               SHORT-TO-
                                                                                                              INTERMEDIATE
                                                    MONEY MARKET          BOND                GROWTH           GOVERNMENT
                                                    SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares .......................................    15,336,614.890    1,170,520.806       10,546,120.209       183,672.111
                                                   ================  ===============    =================   ===============
   Cost   .......................................   $    15,336,615  $    12,636,798    $     292,202,129   $     1,904,252
                                                   ================  ===============    =================   ===============
  Investments at net asset value  ...............   $    15,336,615  $    12,634,658    $     408,318,335   $     1,906,186
  Accrued transfers from (to) depositor - net....            17,977          (10,344)            (280,937)           (1,047)
                                                   ----------------  ---------------    -----------------   ---------------
   Total assets    ..............................        15,354,592       12,624,314          408,037,398         1,905,139
                                                   ----------------  ---------------    -----------------   ---------------
LIABILITIES:    .................................             1,134              933               30,342               141
                                                   ----------------  ---------------    -----------------   ---------------
   Total net assets   ...........................   $    15,353,458  $    12,623,381    $     408,007,056   $     1,904,998
                                                   ================  ===============    =================   ===============
EQUITY ACCOUNTS:
 Policy Owners' equity:
   Units  .......................................    973,228.205642   637,289.991766     7,580,487.478952    157,529.745695
                                                   ================  ===============    =================   ===============
   Unit value   .................................   $     15.775805        19.807907    $       53.823327   $     12.092943
                                                   ================  ===============    =================   ===============
   Policy Owners' equity    .....................   $    15,353,458  $    12,623,381    $     408,007,056   $     1,904,998
                                                   ----------------  ---------------    -----------------   ---------------
 Depositor's equity:
   Units  .......................................               N/A              N/A                  N/A               N/A
                                                   ================  ===============    =================   ===============
   Unit value   .................................   $           N/A  $           N/A    $             N/A    $          N/A
                                                   ================  ===============    =================   ===============
   Depositor's equity    ........................               N/A              N/A                  N/A               N/A
                                                   ----------------  ---------------    -----------------   ---------------
   Total equity    ..............................   $    15,353,458  $    12,623,381    $     408,007,056   $     1,904,998
                                                   ================  ===============    =================   ===============


WRL SERIES LIFE ACCOUNT
STATEMENT OF OPERATIONS
For the six months ended June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

                                                              MONEY MARKET          BOND
                                                               SUB-ACCOUNT       SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend Income    .......................................   $        368,064 $      135,261
 Capital gain distributions  ..............................                  0              0
                                                             ----------------- --------------
                                                                       368,064        135,261
EXPENSES:
  Mortality and expense risk  ..............................            64,471         53,109
                                                             ----------------- --------------
  Net investment income (loss)  ...........................            303,593         82,152
                                                             ----------------- --------------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from securities transactions....                  0       (175,355)
  Change in unrealized appreciation (depreciation)   ......                  0        276,338
                                                             ----------------- --------------
   Net gain (loss) on investments  ........................                  0        100,983
                                                             ----------------- --------------
    Net increase (decrease) in equity accounts resulting
     from operations   ....................................   $        303,593 $      183,135
                                                             ================= ==============

                                                                                   SHORT-TO-
                                                                                 INTERMEDIATE
                                                                  GROWTH          GOVERNMENT
                                                               SUB-ACCOUNT        SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend Income    .......................................   $         495,370   $        22,511
 Capital gain distributions  ..............................           2,782,833                 0
                                                             ------------------  ----------------
                                                                      3,278,203            22,511
EXPENSES:
 Mortality and expense risk  ..............................           1,641,618             7,881
                                                             ------------------  ----------------
  Net investment income (loss)  ...........................           1,636,585            14,630
                                                             ------------------  ----------------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from securities transactions....           2,900,803             1,477
  Change in unrealized appreciation (depreciation)   ......          35,086,833            20,275
                                                             ------------------  ----------------
   Net gain (loss) on investments  ........................          37,987,636            21,752
                                                             ------------------  ----------------
     Net increase (decrease) in equity accounts resulting
       from operations  ...................................   $      39,624,221   $        36,382
                                                             ==================  ================

The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
At June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                          STRATEGIC                               AGGRESSIVE
                                                        GLOBAL           TOTAL RETURN      EMERGING GROWTH          GROWTH
                                                     SUB-ACCOUNT       SUB-ACCOUNT (A)       SUB-ACCOUNT         SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares    ....................................     5,821,132.600       4,404,171.530       6,634,088.118       4,623,178.653
                                                  =================   =================   =================   =================
   Cost   ....................................... $      98,284,518   $      54,356,160   $     100,731,843   $      62,978,073
                                                  =================   =================   =================   =================
  Investments at net asset value  ............... $     121,622,575   $      69,733,653   $     132,268,236   $      74,801,086
  Accrued transfers from (to) depositor - net               (54,629)            (82,332)            (26,712)           (127,027)
                                                  -----------------   -----------------   -----------------   -----------------
   Total assets    ..............................       121,567,946          69,651,321         132,241,524          74,674,059
                                                  -----------------   -----------------   -----------------   -----------------
LIABILITIES:    .................................             9,017               5,128               9,705               5,519
                                                  -----------------   -----------------   -----------------   -----------------
   Total net assets   ........................... $     121,558,929   $      69,646,193   $     132,231,819   $      74,668,540
                                                  =================   =================   =================   =================
EQUITY ACCOUNTS:
 Policy Owners' equity:
  Units   .......................................  6,899,963.609975    3,927,450.185824    6,267,554.532089    4,444,213.399187
                                                  =================   =================   =================   =================
  Unit value    ................................. $       17.617329   $       17.733183   $       21.097833   $       16.801295
                                                  =================   =================   =================   =================
  Policy Owners' equity  ........................ $     121,558,929   $      69,646,193   $     132,231,819   $      74,668,540
                                                  -----------------   -----------------   -----------------   -----------------
 Depositor's equity:
  Units   .......................................               N/A                 N/A                 N/A                 N/A
                                                  =================   =================   =================   =================
  Unit value    ................................. $             N/A   $             N/A   $             N/A   $             N/A
                                                  =================   =================   =================   =================
  Depositor's equity  ...........................               N/A                 N/A                 N/A                 N/A
                                                  -----------------   -----------------   -----------------   -----------------
   Total equity    .............................. $     121,558,929   $      69,646,193   $     132,231,819   $      74,668,540
                                                  =================   =================   =================   =================


WRL SERIES LIFE ACCOUNT
STATEMENT OF OPERATIONS
For the six months ended June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                  GLOBAL
                                                               SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend Income    .......................................   $         744,580
 Capital gain distributions  ..............................             971,067
                                                             ------------------
                                                                      1,715,647
EXPENSES:
 Mortality and expense risk  ..............................             444,531
                                                             ------------------
  Net investment income (loss)  ...........................           1,271,116
                                                             ------------------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from securities transactions ...             253,950
  Change in unrealized appreciation (depreciation)   ......          14,248,421
                                                             ------------------
   Net gain (loss) on investments  ........................          14,502,371
                                                             ------------------
    Net increase (decrease) in equity accounts
     resulting from operations   ..........................   $      15,773,487
                                                             ==================

                                                                STRATEGIC                              AGGRESSIVE
                                                               TOTAL RETURN      EMERGING GROWTH         GROWTH
                                                             SUB-ACCOUNT (A)       SUB-ACCOUNT         SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend Income    ....................................... $         103,034     $               0  $                0
 Capital gain distributions  ..............................           158,508               749,646             464,060
                                                            -----------------    ------------------  ------------------
                                                                      261,542               749,646             464,060
EXPENSES:
 Mortality and expense risk  ..............................           272,072               512,614             280,328
                                                            -----------------    ------------------  ------------------
  Net investment income (loss)  ...........................           (10,530)              237,032             183,732
                                                            -----------------    ------------------  ------------------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from securities transactions ...           227,052               680,049             300,682
  Change in unrealized appreciation (depreciation)   ......         7,644,509             9,013,526           8,262,299
                                                            -----------------    ------------------  ------------------
   Net gain (loss) on investments  ........................         7,871,561             9,693,575           8,562,981
                                                            -----------------    ------------------  ------------------
    Net increase (decrease) in equity accounts
     resulting from operations  ........................... $       7,861,031    $        9,930,607  $        8,746,713
                                                            =================    ==================  ==================

(a) Prior to May 1, 1997, this sub-account was known as Equity-Income.

The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
At June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                       GROWTH &          TACTICAL ASSET
                                                      BALANCED          INCOME             ALLOCATION      C.A.S.E. GROWTH
                                                    SUB-ACCOUNT     SUB-ACCOUNT (A)       SUB-ACCOUNT        SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares    ....................................     686,641.320       518,898.196        1,700,946.974       490,216.320
                                                  ===============   ===============    =================   ===============
   Cost   ....................................... $     7,356,865   $     5,881,807    $      20,302,662   $     6,360,346
                                                  ===============   ===============    =================   ===============
  Investments at net asset value  ............... $     8,339,780   $     6,552,645    $      23,082,081   $     6,879,424
  Accrued transfers from (to) depositor - net ...          (9,702)          (95,150)             (76,174)          (89,676)
                                                  ---------------   ---------------    -----------------   ---------------
   Total assets    ..............................       8,330,078         6,457,495           23,005,907         6,789,748
                                                  ---------------   ---------------    -----------------   ---------------
LIABILITIES:    .................................             614               480                1,697               500
                                                  ---------------   ---------------    -----------------   ---------------
   Total net assets   ........................... $     8,329,464   $     6,457,015    $      23,004,210   $     6,789,248
                                                  ===============   ===============    =================   ===============
EQUITY ACCOUNTS:
 Policy Owners' equity:
   Units  .......................................  635,421.716863    457,035.072263     1,577,292.793739    599,759.291180
                                                  ===============   ===============    =================   ===============
   Unit value   ................................. $     13.108560   $     14.128051    $       14.584616   $     11.319955
                                                  ===============   ===============    =================   ===============
   Policy Owners' equity    ..................... $     8,329,464   $     6,457,015    $      23,004,210   $     6,789,248
                                                  ---------------   ---------------    -----------------   ---------------
 Depositor's equity:
   Units  .......................................             N/A               N/A                  N/A               N/A
                                                  ===============   ===============    =================   ===============
   Unit value   ................................. $           N/A   $           N/A    $             N/A   $           N/A
                                                  ===============   ===============    =================   ===============
   Depositor's equity    ........................             N/A               N/A                  N/A               N/A
                                                  ---------------   ---------------    -----------------   ---------------
   Total equity    .............................. $     8,329,464   $     6,457,015    $      23,004,210   $     6,789,248
                                                  ===============   ===============    =================   ===============


 WRL SERIES LIFE ACCOUNT
STATEMENT OF OPERATIONS
For the six months ended June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                  GROWTH &
                                                                BALANCED           INCOME
                                                              SUB-ACCOUNT     SUB-ACCOUNT (A)
INVESTMENT INCOME:
 Dividend Income    .......................................   $        37,522   $        14,590
 Capital gain distributions  ..............................            59,592            79,136
                                                             ----------------  ----------------
                                                                       97,114            93,726
EXPENSES:
 Mortality and expense risk  ..............................            32,800            25,618
                                                             ----------------  ----------------
  Net investment income (loss)  ...........................            64,314            68,108
                                                             ----------------  ----------------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from securities transactions ...            42,396            79,595
  Change in unrealized appreciation (depreciation)   ......           418,713           334,886
                                                             ----------------  ----------------
   Net gain (loss) on investments  ........................           461,109           414,481
                                                             ----------------  ----------------
    Net increase (decrease) in equity accounts resulting
     from operations   ....................................   $       525,423   $       482,589
                                                             ================  ================

                                                              TACTICAL ASSET
                                                                ALLOCATION      C.A.S.E. GROWTH
                                                               SUB-ACCOUNT        SUB-ACCOUNT
INVESTMENT INCOME:
 Dividend Income    .......................................   $          52,773   $         2,199
 Capital gain distributions  ..............................             143,908            36,019
                                                             ------------------  ----------------
                                                                        196,681            38,218
EXPENSES:
 Mortality and expense risk  ..............................              90,932            25,140
                                                             ------------------  ----------------
  Net investment income (loss)  ...........................             105,749            13,078
                                                             ------------------  ----------------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from securities transactions ...             199,141            10,869
  Change in unrealized appreciation (depreciation)   ......           1,313,608           297,334
                                                             ------------------  ----------------
   Net gain (loss) on investments  ........................           1,512,749           308,203
                                                             ------------------  ----------------
    Net increase (decrease) in equity accounts resulting
     from operations   ....................................   $       1,618,498   $       321,281
                                                             ==================  ================

(a) Prior to May 1, 1997, this sub-account was known as Utility.

The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
STATEMENT OF ASSETS, LIABILITIES AND EQUITY ACCOUNTS
At June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                               INTERNATIONAL           U.S.
                                                           VALUE EQUITY            EQUITY             EQUITY
                                                           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
ASSETS:
 Investments
  Investment in WRL Series Fund, Inc.:
   Shares   ..........................................         1,323,625.350         149,357.747       96,244.604
                                                          ==================    ================   ==============
   Cost  .............................................     $      14,950,306     $     1,555,406   $    1,042,688
                                                          ==================    ================   ==============
  Investments at net asset value    ..................     $      17,091,826     $     1,694,339   $    1,106,735
  Accrued transfers from (to) depositor - net   ......                   768               7,257          (14,401)
                                                          ------------------    ----------------   --------------
   Total assets   ....................................            17,092,594           1,701,596        1,092,334
                                                          ------------------    ----------------   --------------
LIABILITIES:   .......................................                 1,261                 125               82
                                                          ------------------    ----------------   --------------
   Total net assets  .................................     $      17,091,333     $     1,701,471   $    1,092,252
                                                          ==================    ================   ==============
EQUITY ACCOUNTS:
 Policy Owners' equity:
   Units    ..........................................      1,330,684.192692      150,650.111025    95,405.337127
                                                          ==================    ================   ==============
   Unit value  .......................................     $       12.844019     $     11.294193   $    11.448542
                                                          ==================    ================   ==============
   Policy Owners' equity   ...........................     $      17,091,333     $     1,701,471   $    1,092,252
                                                          ------------------    ----------------   --------------
 Depositor's equity:
   Units    ..........................................                   N/A                 N/A              N/A
                                                          ==================    ================   ==============
   Unit value  .......................................     $             N/A     $           N/A   $          N/A
                                                          ==================    ================   ==============
   Depositor's equity   ..............................     $             N/A     $           N/A   $          N/A
                                                          ------------------    ----------------   --------------
   Total equity   ....................................     $      17,091,333     $     1,701,471   $    1,092,252
                                                          ==================    ================   ==============


WRL SERIES LIFE ACCOUNT
STATEMENT OF OPERATIONS
For the six months ended June 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         INTERNATIONAL           U.S.
                                                                     VALUE EQUITY            EQUITY             EQUITY
                                                                     SUB-ACCOUNT         SUB-ACCOUNT (A)     SUB-ACCOUNT (A)
INVESTMENT INCOME:
 Dividend Income   .............................................   $           7,477     $             0     $            0
 Capital gain distributions    .................................                   0                   0                  0
                                                                   -----------------     ---------------     --------------
                                                                               7,477                   0                  0
EXPENSES:
 Mortality and expense risk    .................................              55,007               4,701              2,123
                                                                   -----------------     ---------------     --------------
  Net investment income (loss)    ..............................            (47,530)             (4,701)            (2,123)
                                                                   -----------------     ---------------     --------------
Net realized and unrealized gain (loss) on investments:
  Net realized gain (loss) from securities transactions   ......             118,234              19,297             (1,822)
  Change in unrealized appreciation (depreciation)  ............           1,608,176             138,934             64,047
                                                                   -----------------     ---------------     --------------
   Net gain (loss) on investments    ...........................           1,726,410             158,231             62,225
                                                                   -----------------     ---------------     --------------
    Net increase (decrease) in equity accounts resulting
     from operations  ..........................................   $       1,678,880     $       153,530     $       60,102
                                                                   =================     ===============     ==============

(a) The inception date of this sub-account was January 2, 1997.

The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
STATEMENT OF CHANGES IN EQUITY ACCOUNTS
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------

                                                           MONEY MARKET                      BOND
                                                            SUB-ACCOUNT                   SUB-ACCOUNT
                                                      June 30      December 31      June 30      December 31
                                                       1997           1996           1997           1996
                                                   -------------- -------------- -------------- --------------
OPERATIONS:
  Net investment income (loss)  ..................   $    303,593   $    491,185   $     82,152 $    553,012
  Net gain (loss) on investments   ...............              0              0        100,983     (613,958)
                                                    -------------  -------------  ------------- ------------
  Net increase (decrease) in equity accounts
   resulting from operations .....................        303,593        491,185         183,135     (60,946)
                                                    -------------  -------------  ------------- ------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)    .........      4,625,453      5,217,298      1,919,316    3,451,573
                                                    -------------  -------------  ------------- ------------
  Less cost of units redeemed:
   Administrative charges    .....................      1,524,150      2,639,279        782,223    1,314,254
   Policy loans  .................................        372,496        285,757        107,532      191,268
   Surrender benefits  ...........................        410,543        776,305        173,345      338,599
   Death benefits   ..............................          8,428         25,737            518       28,090
                                                    -------------  -------------  ------------- ------------
                                                        2,315,617      3,727,078      1,063,618    1,872,211
                                                    -------------  -------------  ------------- ------------
   Increase (decrease) in equity accounts
    from capital unit transactions ...............      2,309,836      1,490,220        855,698    1,579,362
                                                    -------------  -------------  ------------- ------------
   Net increase (decrease) in equity accounts           2,613,429      1,981,405      1,038,833    1,518,416
  Depositor's equity contribution (redemption)   .              0              0              0            0
EQUITY ACCOUNTS:
  Beginning of period  ...........................     12,740,029     10,758,624     11,584,548   10,066,132
                                                    -------------  -------------  ------------- ------------
  End of period  .................................   $ 15,353,458   $ 12,740,029   $ 12,623,381 $ 11,584,548
                                                    =============  =============  ============= ============


                                                                   GROWTH
                                                                 SUB-ACCOUNT
                                                           June 30           December 31
                                                            1997                1996
                                                   ------------------------ --------------
OPERATIONS:
  Net investment income (loss)  ..................      $    1,636,585      $   19,310,499
  Net gain (loss) on investments   ...............          37,987,636          26,918,660
                                                        --------------      --------------
  Net increase (decrease) in equity accounts
   resulting from operations .....................           39,624,22          46,229,159
                                                        --------------      --------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)    .........          48,043,861          91,555,979
                                                        --------------      --------------
  Less cost of units redeemed:
   Administrative charges    .....................          17,583,074          29,331,415
   Policy loans  .................................           4,567,098           8,442,970
   Surrender benefits  ...........................           6,769,462          12,385,662
   Death benefits   ..............................             232,668             600,920
                                                        --------------      --------------
                                                            29,152,302          50,760,967
                                                        --------------      --------------
   Increase (decrease) in equity accounts
    from capital unit transactions ...............          18,891,559          40,795,012
                                                        --------------      --------------
   Net increase (decrease) in equity accounts               58,515,780          87,024,171
  Depositor's equity contribution (redemption)   .                   0                   0
EQUITY ACCOUNTS:
  Beginning of period  ...........................         349,491,276         262,467,105
                                                        --------------      --------------
  End of period  .................................      $  408,007,056      $  349,491,276
                                                        ==============      ==============


 ------------------------------------------------------------------------------

                                                             EMERGING GROWTH
                                                               SUB-ACCOUNT
                                                        June 30       December 31
                                                          1997            1996
                                                     --------------- ---------------
OPERATIONS:
  Net investment income (loss)    ..................   $     237,032   $   3,934,952
  Net gain (loss) on investments  ..................       9,693,575       9,284,053
                                                      --------------  --------------
  Net increase (decrease) in equity accounts
   resulting from operations   .....................       9,930,607      13,219,005
                                                      --------------  --------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)   ............      24,101,641      40,944,477
                                                      --------------  --------------
  Less cost of units redeemed:
   Administrative charges   ........................       6,567,394       9,201,102
   Policy loans    .................................       1,357,162       2,095,860
   Surrender benefits    ...........................       1,714,521       2,754,328
   Death benefits  .................................          86,525          91,972
                                                      --------------  --------------
                                                           9,725,602      14,143,262
                                                      --------------  --------------
   Increase (decrease) in equity accounts
    from capital unit transactions   ...............      14,376,039      26,801,215
                                                      --------------  --------------
   Net increase (decrease) in equity accounts             24,306,646      40,020,220
  Depositor's equity contribution (redemption)   ...               0               0
EQUITY ACCOUNTS:
  Beginning of period    ...........................     107,925,173      67,904,953
                                                      --------------  --------------
  End of period    .................................   $ 132,231,819   $ 107,925,173
                                                      ==============  ==============


                                                           AGGRESSIVE GROWTH                BALANCED
                                                              SUB-ACCOUNT                 SUB-ACCOUNT
                                                        June 30      December 31     June 30     December 31
                                                         1997           1996           1997         1996
                                                     -------------- -------------- ------------- ------------
OPERATIONS:
  Net investment income (loss)    ..................   $    183,732   $  1,138,792   $    64,314 $   153,790
  Net gain (loss) on investments  ..................      8,562,981      2,797,147       461,109     341,121
                                                      -------------  -------------  ------------ -----------
  Net increase (decrease) in equity accounts
   resulting from operations   .....................      8,746,713      3,935,939       525,423     494,911
                                                      -------------  -------------  ------------ -----------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)   ............     17,564,575     26,224,213     1,927,337   3,089,782
                                                      -------------  -------------  ------------ -----------
  Less cost of units redeemed:
   Administrative charges   ........................      4,437,168      6,412,799       422,818     575,594
   Policy loans    .................................        665,782        863,340        66,762      77,586
   Surrender benefits    ...........................        936,921      1,349,932        50,707      84,857
   Death benefits  .................................         11,117         29,810           923       3,961
                                                      -------------  -------------  ------------ -----------
                                                          6,050,988      8,655,881       541,210     741,998
                                                      -------------  -------------  ------------ -----------
   Increase (decrease) in equity accounts
    from capital unit transactions   ...............     11,513,587     17,568,332     1,386,127   2,347,784
                                                      -------------  -------------  ------------ -----------
   Net increase (decrease) in equity accounts            20,260,300     21,504,271     1,911,550   2,842,695
  Depositor's equity contribution (redemption)   ...              0              0             0    (220,175)
EQUITY ACCOUNTS:
  Beginning of period    ...........................     54,408,240     32,903,969     6,417,914   3,795,394
                                                      -------------  -------------  ------------ -----------
  End of period    .................................   $ 74,668,540   $ 54,408,240   $ 8,329,464 $ 6,417,914
                                                      =============  =============  ============ ===========

The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
STATEMENT OF CHANGES IN EQUITY ACCOUNTS
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------

                                                      SHORT-TO-INTERMEDIATE
                                                           GOVERNMENT
                                                           SUB-ACCOUNT
                                                     June 30     December 31
                                                       1997          1996
                                                   ------------- ------------
OPERATIONS:
  Net investment income (loss)  ..................   $    14,630 $    67,973
  Net gain (loss) on investments   ...............        21,752     (29,048)
                                                    ------------ -----------
  Net increase (decrease) in equity accounts
   resulting from operations  ....................        36,382      38,925
                                                    ------------ -----------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)    .........       310,895     442,872
                                                    ------------ -----------
  Less cost of units redeemed:
   Administrative charges    .....................        95,113     178,533
   Policy loans  .................................        15,625      33,708
   Surrender benefits  ...........................        41,335      77,704
   Death benefits   ..............................            43           0
                                                    ------------ -----------
                                                         152,116     289,945
                                                    ------------ -----------
   Increase (decrease) in equity accounts
    from capital unit transactions  ..............       158,779     152,927
                                                    ------------ -----------
   Net increase (decrease) in equity accounts            195,161     191,852
  Depositor's equity contribution (redemption)   .             0           0
EQUITY ACCOUNTS:
  Beginning of period  ...........................     1,709,837   1,517,985
                                                    ------------ -----------
  End of period  .................................   $ 1,904,998 $ 1,709,837
                                                    ============ ===========


                                                                                           STRATEGIC
                                                               GLOBAL                     TOTAL RETURN
                                                            SUB-ACCOUNT                 SUB-ACCOUNT (A)
                                                      June 30       December 31      June 30     December 31
                                                        1997           1996           1997           1996
                                                   --------------- -------------- -------------- --------------
OPERATIONS:
  Net investment income (loss)  ..................   $   1,271,116 $ 6,524,214    $   (10,530)     $  2,645,668
  Net gain (loss) on investments   ...............      14,502,371   6,374,264      7,871,561         3,635,535
                                                    -------------- ------------   ------------    -------------
  Net increase (decrease) in equity accounts
   resulting from operations .....................      15,773,487  12,898,478      7,861,031         6,281,203
                                                    -------------- ------------   ------------    -------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)    .........      30,693,994  43,696,555     10,220,421        16,832,424
                                                    -------------- ------------   ------------    -------------
  Less cost of units redeemed:
   Administrative charges    .....................       5,298,208   6,463,101      2,790,653         4,528,541
   Policy loans  .................................       1,228,831   1,465,510        563,679           920,628
   Surrender benefits  ...........................       1,478,194   2,225,874        907,892         1,300,527
   Death benefits   ..............................          62,402      62,009         72,762           112,479
                                                    -------------- ------------   ------------    -------------
                                                         8,067,635  10,216,494      4,334,986         6,862,175
                                                    -------------- ------------   ------------    -------------
   Increase (decrease) in equity accounts
    from capital unit transactions  ..............      22,626,359  33,480,061      5,885,435         9,970,249
                                                    -------------- ------------   ------------    -------------
   Net increase (decrease) in equity accounts           38,399,846  46,378,539     13,746,466        16,251,452
  Depositor's equity contribution (redemption)   .               0    (268,153)             0                 0
EQUITY ACCOUNTS:
  Beginning of period  ...........................      83,159,083  37,048,697     55,899,727        39,648,275
                                                    -------------- ------------   ------------    -------------
  End of period  .................................   $ 121,558,929 $ 83,159,083   $ 69,646,193     $ 55,899,727
                                                    ============== ============   ============    =============


 ------------------------------------------------------------------------------

                                                            GROWTH & INCOME
                                                            SUB-ACCOUNT (B)
                                                        June 30     December 31
                                                          1997          1996
                                                      ------------- -------------
OPERATIONS:
  Net investment income (loss)  .....................   $    68,108 $   245,624
  Net gain (loss) on investments   ..................       414,481     210,007
                                                       ------------ -----------
  Net increase (decrease) in equity accounts
   resulting from operations  .......................       482,589     455,631
                                                       ------------ -----------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)    ............     1,027,032   3,245,136
                                                       ------------ -----------
  Less cost of units redeemed:
   Administrative charges    ........................       323,001     439,973
   Policy loans  ....................................        70,385      72,641
   Surrender benefits  ..............................       156,592      82,531
   Death benefits   .................................         3,338       3,350
                                                       ------------ -----------
                                                            553,316     598,495
                                                       ------------ -----------
   Increase (decrease) in equity accounts
    from capital unit transactions ..................       473,716   2,646,641
                                                       ------------ -----------
   Net increase (decrease) in equity accounts .......       956,305   3,102,272
  Depositor's equity contribution (redemption)   ....             0    (232,644)
EQUITY ACCOUNTS:
  Beginning of period  ..............................     5,500,710   2,631,082
                                                       ------------ -----------
  End of period  ....................................   $ 6,457,015 $ 5,500,710
                                                       ============ ===========


                                                        TACTICAL ASSET ALLOCATION         C.A.S.E. GROWTH
                                                               SUB-ACCOUNT                  SUB-ACCOUNT
                                                         June 30      December 31      June 30     December 31
                                                          1997           1996           1997        1996 (c)
                                                      -------------- -------------- -------------- ------------
OPERATIONS:
  Net investment income (loss)  .....................   $    105,749   $    584,042  $    13,078     $    70,246
  Net gain (loss) on investments   ..................      1,512,749      1,178,927      308,203         227,803
                                                       -------------  -------------  -----------    ------------
  Net increase (decrease) in equity accounts
   resulting from operations  .......................      1,618,498      1,762,969      321,281         298,049
                                                       -------------  -------------  -----------    ------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)    ............      4,977,513      9,061,824    2,535,296       4,302,715
                                                       -------------  -------------  -----------    ------------
  Less cost of units redeemed:
   Administrative charges    ........................        948,536      1,134,737      343,148         140,145
   Policy loans  ....................................        214,005        306,304       65,231           7,028
   Surrender benefits  ..............................        336,595        865,689      100,319          12,276
   Death benefits   .................................         38,499         18,086            0               0
                                                       -------------  -------------  -----------    ------------
                                                           1,537,635      2,324,816      508,698         159,449
                                                       -------------  -------------  -----------    ------------
   Increase (decrease) in equity accounts
    from capital unit transactions  .................      3,439,878      6,737,008    2,026,598       4,143,266
                                                       -------------  -------------  -----------    ------------
   Net increase (decrease) in equity accounts .......      5,058,376      8,499,977    2,347,879       4,441,315
  Depositor's equity contribution (redemption)    ...              0              0      (24,946)         25,000
EQUITY ACCOUNTS:
  Beginning of period  ..............................     17,945,834      9,445,857    4,466,315               0
                                                       -------------  -------------  -----------    ------------
  End of period  ....................................   $ 23,004,210   $ 17,945,834  $ 6,789,248     $ 4,466,315
                                                       =============  =============  ===========    ============

(a) Prior to May 1, 1997, this sub-account was known as Equity-Income.
(b) Prior to May 1, 1997, this sub-account was known as Utility.
(c) The inception date of this sub-account was May 1, 1996.


The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
STATEMENT OF CHANGES IN EQUITY ACCOUNTS
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------

                                                               VALUE EQUITY
                                                                SUB-ACCOUNT
                                                           June 30     December 31
                                                            1997        1996 (a)
                                                        -------------- -------------
OPERATIONS:
  Net investment income (loss)    ..................... $    (47,530)   $     18,724
  Net gain (loss) on investments  .....................    1,726,410         603,734
                                                        ------------    ------------
  Net increase (decrease) in equity accounts
   resulting from operations    ........................   1,678,880         622,458
                                                        ------------    ------------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)   ...............    7,456,963       8,292,350
                                                        ------------    ------------
  Less cost of units redeemed:
   Administrative charges   ...........................      404,652         152,948
   Policy loans    ....................................      132,931          36,190
   Surrender benefits    ..............................      164,294          38,448
   Death benefits  ....................................          233               0
                                                        ------------    ------------
                                                             702,110         227,586
                                                        ------------    ------------
   Increase (decrease) in equity accounts
    from capital unit transactions   ..................    6,754,853       8,064,764
                                                        ------------    ------------
   Net increase (decrease) in equity accounts    ......    8,433,733       8,687,222
  Depositor's equity contribution (redemption)   ......     (229,622)        200,000
EQUITY ACCOUNTS:
  Beginning of period    ..............................    8,887,222               0
                                                        ------------    ------------
  End of period    .................................... $ 17,091,333     $ 8,887,222
                                                        ============    ============


--------------------------------------------------------------------------------

                                                        INTERNATIONAL      U.S.
                                                            EQUITY        EQUITY
                                                         SUB-ACCOUNT    SUB-ACCOUNT
                                                           June 30        June 30
                                                           1997 (b)      1997 (b)
                                                        --------------- ------------
OPERATIONS:
  Net investment income (loss)    .....................  $    (4,701)    $   (2,123)
  Net gain (loss) on investments  .....................      158,231         62,225
                                                         -----------    -----------
  Net increase (decrease) in equity accounts
   resulting from operations   ........................      153,530         60,102
                                                         -----------    -----------
EQUITY TRANSACTIONS:
  Proceeds from units sold (redeemed)   ...............    1,601,489      1,060,148
                                                         -----------    -----------
  Less cost of units redeemed:
   Administrative charges   ...........................       22,986         11,296
   Policy loans    ....................................       21,526         18,441
   Surrender benefits    ..............................        2,737            771
   Death benefits  ....................................            0              0
                                                         -----------    -----------
                                                              47,249         30,508
                                                         -----------    -----------
   Increase (decrease) in equity accounts
    from capital unit transactions   ..................    1,554,240      1,029,640
                                                         -----------    -----------
   Net increase (decrease) in equity accounts    ......    1,707,770      1,089,742
  Depositor's equity contribution (redemption)   ......       (6,299)         2,510
EQUITY ACCOUNTS:
  Beginning of period    ..............................            0              0
                                                         -----------    -----------
  End of period    ....................................  $ 1,701,471    $ 1,092,252
                                                         ===========    ===========

(a) The inception date of this sub-account was May 1, 1996.
(b) The inception date of this sub-account was January 2, 1997.

The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
SELECTED PER UNIT DATA AND RATIOS*
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   MONEY MARKET SUB-ACCOUNT
                                                                                         December 31
                                                   June 30    -------------------------------------------------------------------
                                                    1997         1996           1995          1994           1993         1992
                                                 ------------ ------------ ------------- ------------- -------------- -----------
Accumulation unit value, beginning of period      $  15.45     $  14.83     $    14.19    $    13.84    $     13.63    $    13.33
 Income from operations:
  Net investment income (loss)   ...............      0.33         0.62           0.64          0.35           0.21          0.30
  Net realized and unrealized gain (loss)
   on investments  .............................      0.00         0.00           0.00          0.00           0.00          0.00
                                                  --------     --------     ----------    ----------    -----------    ----------
   Total income (loss) from operations    ......      0.33         0.62           0.64          0.35           0.21          0.30
                                                  --------     --------     ----------    ----------    -----------    ----------
Accumulation unit value, end of period    ......  $  15.78     $  15.45     $    14.83    $    14.19    $     13.84        $13.63
                                                  ========     ========     ==========    ==========    ===========    ==========
Total return (a)  ..............................      2.11%        4.17%          4.49%         2.58%          1.52%         2.24%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 15,353     $ 12,740     $   10,759    $    9,706    $     4,985        $4,619
 Ratios of net investment income (loss)
  to average net assets (b)   ..................      4.17%        4.07%          4.37%         2.66%          1.51%         2.12%


--------------------------------------------------------------------------------

                                                                   BOND SUB-ACCOUNT
                                                                     December 31
                                                   June 30    ------------------------
                                                    1997         1996           1995
                                                 ------------ ----------- ------------
Accumulation unit value, beginning of period      $  19.53    $   19.67   $      16.14
 Income from operations:
  Net investment income (loss)   ...............      0.13         0.99           1.05
  Net realized and unrealized gain (loss)
   on investments  .............................      0.15        (1.13)          2.48
                                                  --------    ----------- ------------
   Total income (loss) from operations    ......      0.28        (0.14)          3.53
                                                  --------    ----------- ------------
Accumulation unit value, end of period    ......  $  19.81    $   19.53   $      19.67
                                                  ========    =========== ============
Total return (a)  ..............................      1.44%       (0.75%)        21.89%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 12,623    $  11,585   $     10,066
 Ratios of net investment income (loss)
  to average net assets (b)    ..................      1.37%        5.34%         5.80%


                                                       1994          1993            1992
                                                 ------------   -------------   ------------
Accumulation unit value, beginning of period     $      17.50   $      15.57    $      14.68
 Income from operations:
  Net investment income (loss)   ...............         0.89           2.11            1.00
  Net realized and unrealized gain (loss)
   on investments ..............................        (2.25)         (0.18)          (0.11)
                                                 ------------   -------------   ------------
   Total income (loss) from operations    ......        (1.36)           1.93           0.89
                                                 ------------   -------------   ------------
Accumulation unit value, end of period    ...... $      16.14   $       17.50   $      15.57
                                                 ============   =============   ============
Total return (a)  ..............................        (7.77%)         12.40%          6.08%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ... $      6,259   $       6,985   $      4,558
 Ratios of net investment income (loss)
  to average net assets (b)   ..................         5.57%          12.92%          6.69%

--------------------------------------------------------------------------------

                                                                    GROWTH SUB-ACCOUNT
                                                                       December 31
                                                   June 30     ---------------------------
                                                     1997          1996            1995
                                                 ------------- ------------- -------------
Accumulation unit value, beginning of period      $   48.48     $   41.47     $     28.44
 Income from operations:
  Net investment income (loss)   ...............       0.22          2.88            3.89
  Net realized and unrealized gain (loss)
   on investments  .............................       5.12          4.13            9.14
                                                  ---------     ---------     -----------
   Total income (loss) from operations    ......       5.34          7.01           13.03
                                                  ---------     ---------     -----------
Accumulation unit value, end of period    ......  $   53.82     $   48.48     $     41.47
                                                  =========     =========     ===========
Total return (a)  ..............................      11.01%        16.91%          45.81%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 408,007     $ 349,491     $   262,467
 Ratios of net investment income (loss)
  to average net assets (b)   ..................       0.89%         6.41%          11.05%



                                                       1994          1993           1992
                                                 -------------- ------------- -------------
Accumulation unit value, beginning of period     $      31.30    $      30.37  $     29.95
 Income from operations:
  Net investment income (loss)   ...............         0.04            0.46         1.09
  Net realized and unrealized gain (loss)
   on investments  .............................        (2.90)           0.47        (0.67)
                                                 -------------   ------------  -----------
   Total income (loss) from operations    ......        (2.86)           0.93         0.42
                                                 -------------   ------------  -----------
Accumulation unit value, end of period    ...... $      28.44    $      31.30  $     30.37
                                                 =============   ============  ===========
Total return (a)  ..............................       (9.13%)           3.06%        1.41%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ... $   161,490        $ 169,757  $   146,053
 Ratios of net investment income (loss)
  to average net assets (b)   ..................        0.16%            1.56%         3.84%

The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
SELECTED PER UNIT DATA AND RATIOS*
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------

                                                               SHORT-TO-INTERMEDIATE
                                                               GOVERNMENT SUB-ACCOUNT
                                                                    December 31
                                                  June 30    -------------------------
                                                    1997        1996           1995
                                                 ----------- ----------- -------------
Accumulation unit value, beginning of period      $ 11.85    $   11.55    $     10.27
 Income from operations:
  Net investment income (loss)   ...............     0.10         0.51           0.61
  Net realized and unrealized gain (loss)
   on investments  .............................     0.14        (0.21)          0.67
                                                  -------    ---------   ------------
   Total income (loss) from operations    ......     0.24         0.30           1.28
                                                  -------    ---------   ------------
Accumulation unit value, end of period    ......  $ 12.09    $   11.85    $     11.55
                                                  =======    =========   ============
Total return (a)  ..............................     2.06%        2.56%         12.53%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 1,905    $   1,710    $     1,517
 Ratios of net investment income (loss)
  to average net assets (b)   ..................     1.65%        4.53%          5.53%


                                                       1994          1993         1992 (c)
                                                 -------------- ------------- -------------
Accumulation unit value, beginning of period     $        10.40 $     10.04   $      10.00
 Income from operations:
  Net investment income (loss)   ...............           0.40        0.14           0.01
  Net realized and unrealized gain (loss)
   on investments  .............................          (0.53)       0.22           0.03
                                                 -------------- -----------   ------------
   Total income (loss) from operations    ......          (0.13)       0.36           0.04
                                                 -------------- -----------   ------------
Accumulation unit value, end of period    ...... $        10.27 $     10.40   $      10.04
                                                 ============== ===========   ============
Total return (a)  ..............................        (1.32%)        3.64%          0.38%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ... $        945   $     1,408   $        803
 Ratios of net investment income (loss)
  to average net assets (b)   ..................         4.06%         1.39%          1.92%


--------------------------------------------------------------------------------

                                                                          GLOBAL SUB-ACCOUNT
                                                                             December 31
                                                   June 30     ---------------------------------------
                                                     1997         1996          1995         1994 (e)
                                                 ------------- ----------- ------------- -------------
Accumulation unit value, beginning of period      $   15.13     $ 11.95     $     9.80   $       10.00
 Income from operations:
  Net investment income (loss)   ...............       0.20        1.50           0.45            0.71
  Net realized and unrealized gain (loss)
   on investments  .............................       2.29        1.68           1.70           (0.91)
                                                  ---------     -------     ----------   -------------
   Total income (loss) from operations    ......       2.49        3.18           2.15           (0.20)
                                                  ---------     -------     ----------   -------------
Accumulation unit value, end of period    ......  $   17.62     $ 15.13     $    11.95   $        9.80
                                                  =========     =======     ==========   =============
Total return (a)  ..............................      16.46%      26.60%         21.96%          (2.02%)
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 121,559     $83,159     $   37,049   $      21,672
 Ratios of net investment income (loss)
  to average net assets (b)   ..................       2.53%      11.09%          4.25%           8.86%


--------------------------------------------------------------------------------

                                                                            STRATEGIC TOTAL RETURN (I)
                                                                                   SUB-ACCOUNT
                                                                                   December 31
                                                  June 30    -------------------------------------------------------
                                                    1997        1996           1995           1994         1993 (d)
                                                 ----------- ----------- -------------- -------------- -------------
Accumulation unit value, beginning of period     $  15.66     $ 13.74     $     11.12   $     11.28     $     10.00
 Income from operations:
  Net investment income (loss)   ...............    (0.01)       0.82            0.68          0.18            0.19
  Net realized and unrealized gain (loss)
   on investments ..............................     2.08        1.10            1.94         (0.34)           1.09
                                                 ----------   -------     -----------   -------------   -----------
   Total income (loss) from operations    ......     2.07        1.92            2.62         (0.16)           1.28
                                                 ----------   -------     -----------   -------------   -----------
Accumulation unit value, end of period    ...... $  17.73     $ 15.66     $     13.74   $     11.12     $     11.28
                                                 ==========   =======     ===========   =============   ===========
Total return (a)  ..............................    13.25%      13.97%          23.55%        (1.42%)         12.81%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ... $ 69,646     $55,900     $    39,648   $    23,649     $    13,343
 Ratios of net investment income (loss)
  to average net assets (b)   ..................    (0.03%)      5.76%           5.47%         1.93%           2.27%

The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
SELECTED PER UNIT DATA AND RATIOS*
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                              EMERGING GROWTH SUB-ACCOUNT
                                                                                      December 31
                                                   June 30     ----------------------------------------------------------
                                                     1997          1996            1995           1994         1993 (d)
                                                 ------------- ------------- -------------- -------------- --------------
Accumulation unit value, beginning of period      $   19.51     $   16.56    $      11.38   $       12.40   $       10.00
 Income from operations:
  Net investment income (loss)   ...............       0.04          0.82            0.65           (0.09)          (0.09)
  Net realized and unrealized gain (loss)
   on investments  .............................       1.55          2.13            4.53           (0.93)           2.49
                                                  ---------     ---------    ------------   -------------- --------------
   Total income (loss) from operations    ......       1.59          2.95            5.18           (1.02)           2.40
                                                  ---------     ---------    ------------   -------------- --------------
Accumulation unit value, end of period    ......  $   21.10     $   19.51    $      16.56   $       11.38   $       12.40
                                                  =========     =========    ============   ============== ==============
Total return (a)  ..............................       8.14%        17.82%          45.49%          (8.18%)         23.96%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 132,232     $ 107,925    $     67,905   $      36,687   $      18,620
 Ratios of net investment income (loss)
  to average net assets (b)   ..................       0.41%         4.51%           4.66%          (0.86%)         (0.92%)




--------------------------------------------------------------------------------

                                                                   AGGRESSIVE GROWTH SUB-ACCOUNT
                                                                            December 31
                                                  June 30    ------------------------------------------
                                                    1997         1996           1995         1994 (e)
                                                 ----------- ------------- ------------- --------------
Accumulation unit value, beginning of period      $ 14.70     $   13.43     $     9.82   $       10.00
 Income from operations:
  Net investment income (loss)   ...............     0.04          0.36           0.37           (0.06)
  Net realized and unrealized gain (loss)
   on investments  .............................     2.06          0.91           3.24           (0.12)
                                                  -------     ---------     ----------   -------------
   Total income (loss) from operations    ......     2.10          1.27           3.61           (0.18)
                                                  -------     ---------     ----------   -------------
Accumulation unit value, end of period    ......  $ 16.80     $   14.70     $    13.43   $        9.82
                                                  =======     =========     ==========   =============
Total return (a)  ..............................    14.33%        9.46%          36.79%          (1.85%)
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $74,669     $  54,408     $   32,904   $       8,909
 Ratios of net investment income (loss)
  to average net assets (b)   ..................     0.58%         2.65%          2.93%          (0.72%)


--------------------------------------------------------------------------------

                                                                       BALANCED SUB-ACCOUNT
                                                                           December 31
                                                  June 30    ----------------------------------------
                                                    1997        1996          1995         1994 (e)
                                                 ----------- ----------- ------------- --------------
Accumulation unit value, beginning of period      $ 12.21     $ 11.13     $     9.37   $       10.00
 Income from operations:
  Net investment income (loss)   ...............     0.11        0.36           0.37            0.22
  Net realized and unrealized gain (loss)
   on investments ..............................     0.79        0.72           1.39           (0.85)
                                                  -------     -------     ----------   -------------
   Total income (loss) from operations    ......     0.90        1.08           1.76           (0.63)
                                                  -------     -------     ----------   -------------
Accumulation unit value, end of period    ......  $ 13.11     $ 12.21     $    11.13   $        9.37
                                                  =======     =======     ==========   =============
Total return (a)  ..............................     7.37%       9.73%         18.73%           (6.29%)
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 8,329     $ 6,418     $    3,795   $        2,145
 Ratios of net investment income (loss)
  to average net assets (b)   ..................     1.74%       3.18%          3.59%            3.06%

The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
SELECTED PER UNIT DATA AND RATIOS*
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------


                                                                 GROWTH & INCOME SUB-ACCOUNT (J)
                                                                           December 31
                                                  June 30    ----------------------------------------
                                                    1997        1996          1995         1994 (e)
                                                 ----------- ----------- ------------- --------------
Accumulation unit value, beginning of period      $ 13.03     $ 11.77     $     9.49   $       10.00
 Income from operations:
  Net investment income (loss)   ...............     0.17        0.76           0.49            0.29
  Net realized and unrealized gain (loss)
   on investments  .............................     0.93        0.50           1.79           (0.80)
                                                  -------     -------     ----------   -------------
   Total income (loss) from operations    ......     1.10        1.26           2.28            0.51)
                                                  -------     -------     ----------   -------------
Accumulation unit value, end of period    ......  $ 14.13     $ 13.03     $    11.77   $        9.49
                                                  =======     =======     ==========   =============
Total return (a)  ..............................     8.45%      10.64%         24.14%          (5.15%)
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 6,457     $ 5,501     $    2,631   $       1,215
 Ratios of net investment income (loss)
  to average net assets (b)   ..................     2.36%       6.38%          4.57%           3.71%


--------------------------------------------------------------------------------


                                                                    TACTICAL ASSET
                                                                ALLOCATION SUB-ACCOUNT
                                                                     December 31
                                                   June 30    -------------------------
                                                    1997         1996         1995 (f)
                                                 ------------ ----------- -------------
Accumulation unit value, beginning of period      $  13.50     $ 11.90     $     10.00
 Income from operations:
  Net investment income (loss)   ...............      0.07        0.53            0.61
  Net realized and unrealized gain (loss)
   on investments  .............................      1.01        1.07            1.29
                                                  --------     -------     -----------
   Total income (loss) from operations    ......      1.08        1.60            1.90
                                                  --------     -------     -----------
Accumulation unit value, end of period    ......  $  14.58     $ 13.50     $     11.90
                                                  ========     =======     ===========
Total return (a)  ..............................      8.05%      13.40%          19.03%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 23,004     $17,946     $     9,446
 Ratios of net investment income (loss)
  to average net assets (b)   ..................      1.03%       4.35%           5.47%

--------------------------------------------------------------------------------

                                                      C.A.S.E. GROWTH
                                                        SUB-ACCOUNT
                                                   June 30    December 31
                                                    1997       1996 (g)
                                                 ------------ ------------
Accumulation unit value, beginning of period      $  10.81      $ 10.00
 Income from operations:
  Net investment income (loss)   ...............      0.02         0.37
  Net realized and unrealized gain (loss)
   on investments  .............................      0.49         0.44
                                                  --------      -------
   Total income (loss) from operations    ......      0.51         0.81
                                                  --------      -------
Accumulation unit value, end of period    ......  $  11.32      $ 10.81
                                                  ========      =======
Total return (a)  ..............................      4.72%        8.09%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $  6,789      $ 4,466
 Ratios of net investment income (loss)
  to average net assets (b)   ..................      0.46%        6.11%

The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
SELECTED PER UNIT DATA AND RATIOS*
For the year or period ended
(UNAUDITED)
--------------------------------------------------------------------------------

                                                       VALUE EQUITY
                                                        SUB-ACCOUNT
                                                   June 30    December 31
                                                    1997       1996 (g)
                                                 ------------ ------------
Accumulation unit value, beginning of period      $  11.25     $  10.00
 Income from operations:
  Net investment income (loss)   ...............     (0.05)        0.05
  Net realized and unrealized gain (loss)
   on investments  .............................      1.64         1.20
                                                  ----------   --------
   Total income (loss) from operations    ......      1.59         1.25
                                                  ----------   --------
Accumulation unit value, end of period    ......  $  12.84     $  11.25
                                                  ==========   ========
Total return (a)  ..............................     14.16%       12.51%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...  $ 17,091     $  8,887
 Ratios of net investment income (loss)
  to average net assets (b)   ..................     (0.76%)       0.77%


--------------------------------------------------------------------------------

                                                 INTERNATIONAL
                                                    EQUITY      U.S. EQUITY
                                                  SUB-ACCOUNT   SUB-ACCOUNT
                                                    June 30       June 30
                                                   1997 (h)      1997 (h)
                                                 -------------- ------------
Accumulation unit value, beginning of period       $    10.00    $    10.00
 Income from operations:
  Net investment income (loss)   ...............        (0.05)        (0.05)
  Net realized and unrealized gain (loss)
   on investments  .............................         1.34          1.50
                                                   ----------    ----------
   Total income (loss) from operations    ......         1.29          1.45
                                                   ----------    ----------
Accumulation unit value, end of period    ......   $    11.29    $    11.45
                                                   ==========    ==========
Total return (a)  ..............................        12.94%        14.49%
Ratios and supplemental data:
 Net assets at end of period (in thousands)  ...   $    1,701    $    1,092
 Ratios of net investment income (loss)
  to average net assets (b)   ...............  ...      (0.88%)       (0.88%)

NOTES TO SELECTED PER UNIT DATA AND RATIOS

 * The above tables illustrate the change for a unit outstanding computed using average units outstanding throughout each period.

(a) For periods less than one year, the total return is not annualized.
(b) For periods less than one year, the ratio of net investment income to average net assets is annualized.
(c) The inception date of this sub-account was December 3, 1992.
(d) The inception date of this sub-account was March 1, 1993.
(e) The inception date of this sub-account was March 1, 1994.
(f) The inception date of this sub-account was January 3, 1995.
(g) The inception date of this sub-account was May 1, 1996.
(h) The inception date of this sub-account was January 2, 1997.
(i) Prior to May 1, 1997, this sub-account was known as Equity-Income.
(j) Prior to May 1, 1997, this sub-account was known as Utility.


The notes to the financial statements are an integral part of this report.

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS
(UNAUDITED)
--------------------------------------------------------------------------------
June 30, 1997

NOTE 1 -- ORGANIZATION AND SUMMARY
          OF SIGNIFICANT ACCOUNTING
          POLICIES


     WRL SERIES LIFE ACCOUNT (THE "LIFE ACCOUNT") WAS established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust ("Trust") under the Investment Company Act of 1940, as amended. The Life Account contains fifteen investment options referred to as Sub-Accounts. Each Sub-Account invests in the corresponding Portfolio (the "Portfolios") of the WRL Series Fund, Inc. (the "Fund"), a registered management investment company under the Investment Company Act of 1940, as amended. These Portfolios and their respective investment management organizations are as follows:

PORTFOLIO               INVESTMENT MANAGER
----------------------- -------------------------------
Money Market            J.P. Morgan Investment
                         Management Inc.
Bond                    Janus Capital Corporation
                         ("JCC")
Growth                  JCC
Short-to-Intermediate   AEGON USA Investment
  Government             Management, Inc. ("AIMI")
Global                  JCC
Strategic Total         Luther King Capital
  Return                 Management Corporation
Emerging Growth         Van Kampen American Capital
                         Asset Management, Inc.
Aggressive Growth       Fred Alger Management, Inc.
Balanced                AIMI
Growth & Income         Federated Investment
                         Counseling
Tactical Asset          Dean Investment Associates
  Allocation
C.A.S.E. Growth         C.A.S.E. Management, Inc.
Value Equity            NWQ Investment Management
                         Company, Inc.
International Equity    Scottish Equitable Investment
                         Management, Ltd. and GE
                         Investment Management,
                         Incorporated
U.S. Equity             GE Investment Management,
                         Incorporated

     WRL and AIMI are indirect wholly-owned subsidiaries of AEGON USA, Inc., which, along with Scottish Equitable Investment Management, Ltd. are indirect wholly-owned subsidiaries of AEGON nv, a Netherlands corporation.


     On January 2, 1997, WRL made an initial contribution of $ 400,000 to the International Equity sub-account, for which WRL received 40,000.000000 units. On April 28, 1997, WRL redeemed the initial contribution in the International Equity sub-account, for $ 406,299.


     On January 2, 1997, WRL made an initial contribution of $ 200,000 to the U.S. Equity sub-account, for which WRL received 20,000.000000 units. On April 28, 1997, WRL redeemed the initial contribution in the U.S. Equity sub-account, for $ 197,490.


     The Life Account holds assets to support the benefits under flexible premium variable universal life insurance policies (the "Policies") issued by WRL, which issued the first of such Policies on October 3, 1986. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.


     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.


     The following significant accounting policies, which are in conformity with generally accepted accounting principles for unit investment trusts, have been consistently used in preparation of the Trust's financial statements.


A. VALUATION OF INVESTMENTS


     The investments in the Fund's shares are stated at the closing net asset value ("NAV") per share as determined by the Fund on June 30, 1997. Investment transactions are accounted for on the trade date, using the Fund NAV next determined after receipt of sale or redemption order without sales charges. Dividend income and capital gain distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

WRL SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
--------------------------------------------------------------------------------


NOTE 1 (CONTINUED)

B. FEDERAL INCOME TAXES


     The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.


NOTE 2 -- CHARGES AND DEDUCTIONS


     Charges are assessed by WRL in connection with issuance and administration of the Policies.


A. POLICY CHARGES


     Under some forms of the Policies, a sales charge and premium taxes are deducted by WRL prior to allocation of policyowner payments to the Sub-Accounts. Thereafter, monthly administrative and cost of insurance charges are deducted from the Sub-Accounts. Contingent surrender charges also apply.


B. LIFE ACCOUNT CHARGES


     A daily charge equal to an annual rate of 0.90% of average daily net assets of the Life Account is assessed to compensate WRL for assumption of mortality and expense risks in connection with issuance of the Policies. This charge (not assessed at the individual policy level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 -- DIVIDENDS AND DISTRIBUTIONS


     Dividends of the Fund's Money Market Portfolio are declared daily and reinvested monthly. Dividends of the remaining portfolios are typically declared and reinvested semi-annually, while capital gain distributions are typically declared and reinvested annually. Dividends and distributions of the Fund are generally paid to and reinvested by the Life Account the next business day after declaration.

NOTE 4 -- OTHER MATTERS

     As of June 30, 1997, the equity accounts include net unrealized appreciation (depreciation) on investments as follows:

SUB-ACCOUNT
----------------------------------
Money Market                       $       N/A
Bond                                    (2,140)
Growth                             116,116,206
Short-to-Intermediate Government         1,934
Global                              23,338,057
Strategic Total Return              15,377,493
Emerging Growth                     31,536,393
Aggressive Growth                   11,823,013
Balanced                               982,915
Growth & Income                        670,838
Tactical Asset Allocation            2,779,419
C.A.S.E Growth                         519,078
Value Equity                         2,141,521
International Equity                   138,934
U.S. Equity                             64,047

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

                      THIS PAGE INTENTIONALLY LEFT BLANK.

--------------------------------------------------------------------------------
                  W  R  L  S E R I E S  L I F E  A C C O U N T
--------------------------------------------------------------------------------




                     OFFICE OF THE WRL SERIES LIFE ACCOUNT
                              201 Highland Avenue
                              Largo, FL 33770-2597
                                 1-800-851-9777
                          ---------------------------


                                  DISTRIBUTOR:
                             InterSecurities, Inc.
                              201 Highland Avenue
                              Largo, FL 33770-2597
                          ---------------------------


                                    INSURER:
                  Western Reserve Life Assurance Co. of Ohio
                              201 Highland Avenue
                             Largo, FL 33770-2597
                          ---------------------------


                            INDEPENDENT ACCOUNTANTS:
                             Price Waterhouse LLP
                                 1055 Broadway
                             Kansas City, MO 64105

                      THIS MATERIAL IS FOR POLICYHOLDER'S
                    REPORTING PURPOSES ONLY AND SHALL NOT BE
                    USED IN CONNECTION WITH A SOLICITATION,
                     OFFER OR ANY PROPOSED SALE OR PURCHASE
                      OF SECURITIES. THIS MATERIAL MUST BE
                    PRECEDED OR ACCOMPANIED BY A PROSPECTUS.




                               [GRAPHIC OMITTED]


              --------------------------------------------------

                   Western Reserve Life Assurance Co. of Ohio

                       Distributor: InterSecurities, Inc.

             201 Highland Avenue /bullet/ Largo, Florida 33770-2597


August 1997
ACC00003 (8/97)